PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2013	2014
Cost:

Computer, peripheral equipment and software	$55,914	$63,633
Office furniture and equipment	6,094	6,643
Leasehold improvements	2,601	2,957

	64,609	73,233
Accumulated depreciation:

Computer, peripheral equipment and software	41,905	46,833
Office furniture and equipment	3,424	3,865
Leasehold improvements	1,757	1,943

	47,086	52,641

Property and equipment, net	$17,523	$20,592